UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22072

The Cushing MLP Total Return Fund
(Exact name of registrant as specified in charter)

3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Address of principal executive offices) (Zip code)

Jerry V. Swank
3300 Oak Lawn Avenue Suite 650
Dallas, TX 75219
(Name and address of agent for service)

214-692-6334
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2008

Item 1. Schedule of Investments.

The Cushing MLP Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)
	August 31, 2008
Common Stock - 0.3% (1)	Shares	Value
Crude/Refined Products Pipelines - 0.3% (1)
Canada - 0.3% (1)

Enbridge Income Fund (Cost $426,171)	45,000	$ 481,340

Master Limited Partnerships and Related Companies - United States - 116.8% (1)

Coal - 6.5% (1)

Alliance Holdings GP, L.P.	100,000	2,810,000

Penn Virginia GP Holdings, L.P.	34,500	989,805

Penn Virginia Resource Partners, L.P.	232,800	5,801,376

		9,601,181
Crude/Refined Products Pipelines and Storage - 23.1% (1)

Enbridge Energy Partners, L.P.	149,496	7,256,536

Genesis Energy, L.P.	449,323	8,177,679

Magellan Midstream Holdings, L.P.	207,000	4,589,190

SemGroup Energy Partners, L.P.	475,848	4,948,819

TransMontaigne Partners, L.P.	361,900	9,152,451

		34,124,675
Natural Gas/Crude Oil Production - 2.4% (1)

Breitburn Energy Partners, L.P. (2)	63,200	1,035,216

Pioneer Southwest Energy Partners, L.P.	130,470	2,438,484

		3,473,700
Natural Gas/Natural Gas Liquid Pipelines and Storage - 20.1% (1)

Crosstex Energy, L.P.	23,000	585,810

Crosstex Energy, L.P. (2)	250,000	6,272,500

DCP Midstream Partners, L.P.	251,928	6,172,236

Energy Transfer Equity, L.P.	347,688	10,030,799

Energy Transfer Partners, L.P.	150,000	6,675,000

		29,736,345

Natural Gas Gathering/Processing - 50.1% (1)

Atlas Pipeline Holdings, L.P.	290,800	8,709,460

Atlas Pipeline Partners, L.P.	348,665	11,899,936

Hiland Holdings GP, L.P.	226,431	5,049,411

Hiland Partners, L.P.	203,612	9,366,152

MarkWest Energy Partners, L.P.	395,000	13,603,800

Quicksilver Gas Services, L.P.	162,316	3,465,447

Regency Energy Partners, L.P.	187,711	4,677,758

Regency Energy Partners, L.P. (2)	245,000	5,799,150

Targa Resources Partners, L.P.	377,000	9,010,300

Western Gas Partners, L.P.	154,300	2,356,161

		73,937,575

Propane - 7.1% (1)

Inergy, L.P.	284,700	7,504,692

Inergy Holdings, L.P.	90,820	2,960,732

		10,465,424

Shipping - 7.5% (1)

Martin Midstream Partners, L.P.	145,834	4,561,688

Navios Maritime Partners, L.P.	79,000	987,500

OSG America, L.P.	462,109	5,545,308

		11,094,496

Total Master Limited Partnerships and Related Companies (Cost $192,284,172)		172,433,396

Short-Term Investments - United States Investment Companies - 3.5% (1)

AIM Short-Term Treasury Portfolio Fund - Institutional Class	1,032,754	1,032,754

Dreyfus Cash Management Fund - Institutional Class	1,032,753	1,032,753

Fidelity Government Portfolio Fund - Institutional Class	1,032,753	1,032,753

First American Treasury Obligations Fund - Class Y	1,032,753	1,032,753

First American Treasury Obligations Fund - Class Z	1,032,753	1,032,753

Total Short-Term Investments (Cost $5,163,766)		5,163,766

Total Investments - 120.6% (1) (Cost $197,874,109)		178,078,502

Liabilities in Excess of Other Assets - (20.6%) (1)		(30,460,808)

Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$ 147,617,694

(1)	Calculated as a percentage of net assets applicable to common stockholders.
(2)	Fair valued securities represent a total market value of $13,106,866 which represents 8.9% of net assets. These securities are deemed to be restricted.

At August 31, 2008, the cost basis of investments for federal income tax purposes was $195,694,152 and respectively, and gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$5,317,770
Gross unrealized depreciation	(22,933,420)
Net unrealized depreciation	$(17,615,650)

The following tables provide the fair value measurements of applicable portfolio assets by level within the fair value hierarchy for the Fund as of August 31, 2008.  These assets are measured on a recurring basis.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Cushing MLP Total Return Fund

By (Signature and Title)    /s/  Jerry V. Swank
                                                     Jerry V. Swank, President

Date    10/16/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s  Jerry V. Swank
                                                    Jerry V. Swank, President

Date    10/16/08

By (Signature and Title)    /s/  Mark Fordyce
                                                                     Mark Fordyce, Treasurer

Date    10/16/08